Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks	$ 9,479,353	$ 11,935,993
Federal funds sold and overnight deposits	19,372,537	13,026,181
Total cash and cash equivalents	28,851,890	24,962,174
Securities held-to-maturity (fair value $44,143,000 at December 31, 2015 and $42,234,000 at December 31, 2014)	43,354,419	41,810,945
Securities available-for-sale	26,470,400	32,946,894
Restricted equity securities, at cost	2,441,650	3,332,450
Loans held-for-sale	1,199,400	26,250
Loans	458,119,429	447,804,955
Allowance for loan losses	(5,011,878)	(4,905,874)
Deferred net loan costs	316,491	303,394
Net loans	453,424,042	443,202,475
Bank premises and equipment, net	11,460,207	11,488,948
Accrued interest receivable	1,633,213	1,698,448
Bank owned life insurance (BOLI)	4,520,486	4,413,574
Core deposit intangible	545,386	818,081
Goodwill	11,574,269	11,574,269
Other real estate owned (OREO)	262,000	1,238,320
Other assets	10,397,347	9,198,216
Total assets	596,134,709	586,711,044
Deposits:
Demand, non-interest bearing	93,525,762	88,758,469
Interest-bearing transaction accounts	130,735,094	125,388,872
Money market funds	81,930,888	88,820,124
Savings	81,731,290	77,029,722
Time deposits, $250,000 and over	9,431,437	10,584,468
Other time deposits	98,131,091	102,437,808
Total deposits	495,485,562	493,019,463
Federal funds purchased and other borrowed funds	10,000,000	0
Repurchase agreements	22,073,238	28,542,961
Capital lease obligations	558,365	639,544
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	3,715,888	2,626,874
Total liabilities	544,720,053	537,715,842
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, and 5,204,517 and 5,142,475 shares issued at December 31, 2015 and 2014, respectively (including 15,430 and 16,642 shares issued February 1, 2016 and 2015, respectively)	13,011,293	12,856,188
Additional paid-in capital	30,089,438	29,359,300
Retained earnings	8,482,096	6,909,934
Accumulated other comprehensive loss	(45,394)	(7,443)
Less: treasury stock, at cost; 210,101 shares at December 31, 2015 and 2014	(2,622,777)	(2,622,777)
Total shareholders' equity	51,414,656	48,995,202
Total liabilities and shareholders' equity	$ 596,134,709	$ 586,711,044